S000031359 [Member] Annual Fund Operating Expenses - Columbia Capital Allocation Conservative Portfolio	Jan. 31, 2026
Columbia Capital Allocation Conservative Portfolio Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.96%	[1]
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Columbia Capital Allocation Conservative Portfolio Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.71%	[1]
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.70%
Columbia Capital Allocation Conservative Portfolio Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.71%	[1]
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.70%

[1]	"Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[2]	The Investment Manager has contractually agreed to waive 0.01% of other expenses, with this waiver agreement in effect through May 31, 2027, unless sooner terminated at the sole discretion of the Board.